Tax expense (Details) - GBP (£) £ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2021
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,661	£ 2,997	[1]	£ 3,905	[1]
UK corporation tax thereon at 19 per cent (2021: 19 per cent)	(696)	(569)		(742)
Impact of surcharge on banking profits	(161)	(210)		(229)
Non-deductible costs: conduct charges	(4)	(178)		(7)
Non-deductible costs: bank levy	0	(22)		0
Other non-deductible costs	(27)	(16)		(67)
Non-taxable income	67	5		35
Tax relief on coupons on other equity instruments	41	41		40
Tax-exempt gains on disposals	38	104		36
Tax losses where no deferred tax recognised	(5)	8		(9)
Remeasurement of deferred tax due to rate changes	(23)	(16)		970
Differences in overseas tax rates	(43)	6		(25)
Policyholder tax	(40)	(27)		(36)
Policyholder deferred tax asset in respect of life assurance expenses	20	(73)		4
Adjustments in respect of prior years	(2)	(30)		(10)
Tax expense	£ (835)	£ (977)		£ (40)
UK corporation tax rate	19.00%					19.00%

[1]	Restated, see page 53.